MORGAN STANLEY DEAN WITTER FUND OF FUNDS                 Two World Trade Center,
LETTER TO THE SHAREHOLDERS March 31, 2000               New York, New York 10048


DEAR SHAREHOLDER:

This semiannual report to shareholders of Morgan Stanley Dean Witter Fund of Funds (International Portfolio and Domestic Portfolio) covers the six-month period ended March 31, 2000.


INTERNATIONAL PORTFOLIO

The international markets continued to exhibit strong performance during the period under review. The severe economic problems that had spread throughout Asia during 1998 and 1999, reverberating everywhere from Europe to Mexico and South America, abated and business activity began to recover. A continued stabilization in Japan's market, despite deep pessimism over its economy, and the strength in the emerging markets of Asia and South America encouraged both domestic and international investors to look outside the United States for promising opportunities.


PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended March 31, 2000, Morgan Stanley Dean Witter Fund of Funds International Portfolio's Class A, B, C and D shares returned 18.93 percent, 18.64 percent, 18.59 percent and 19.19 percent. During the same period, the Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index returned 16.86 percent.1 The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.

Since its inception in November 1997, the International Portfolio has invested its assets in four Morgan Stanley Dean Witter Funds: European

------------------
1 The MSCI EAFE Index measures the performance of a diverse range of global stock markets within Europe, Australia and the Far East. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
LETTER TO THE SHAREHOLDERS March 31, 2000, continued

Growth Fund, International SmallCap Fund, Japan Fund and Pacific Growth Fund. In November 1999 the Latin American Growth Fund was added to its portfolio.

At the end of the Fund's fiscal year on September 30, 1999, the Fund's managers established a defensive position that cushioned the International Portfolio from some volatile swings caused by anxiety over U.S. Federal Reserve Board actions, the Y2K phenomenon and a weak U.S. dollar. However, certain positions were rebuilt going into the new year as our confidence in foreign markets grew. As the Fed's actions took shape, investors became more comfortable in the belief that future monetary policy decisions would remain incremental and that the domestic equity markets would not cause too much discomfort to their international counterparts. Furthermore, the U.S. dollar gained strength versus the euro and the yen, and the Y2K crisis passed with no major problems. At year-end 1999 the Portfolio was weighted heavily in Europe, moderately in Japan and marginally in the emerging markets and small-cap arena. By the end of the first quarter of 2000, the Portfolio's European position was scaled back in favor of Japan and the emerging markets.


LOOKING AHEAD

Going forward, we anticipate maintaining the Portfolio's current allocations of an overweighted-to-neutral weighting in the Asian-exposed funds, particularly Japan, and a neutral to underweighted stance in the European-exposed funds. This decision has been heavily rooted in the currency relationship between the yen and the euro. The Fund's management believes that the Asian countries have been experiencing a genuine recovery that goes beyond trading rallies, with further improvement likely going into the new millennium. The clear signs of recovery in the commodities markets and the still relatively benign inflationary environments strictly monitored in the United States and abroad have helped both foreign and domestic investors gain confidence in the international markets. The GDP outlook for 2000, 4 percent for world growth and nearly 6 percent for the emerging countries, remains encouraging.


DOMESTIC PORTFOLIO

During the six-month period ended March 31, 2000, the domestic economy continued to exhibit very strong economic growth with moderate inflationary pressures. Concerned by the strength in the global economy and the threat of rising inflation, the Federal Reserve continued its recent pattern of raising the federal funds rate, increasing it to 6.00 percent in three steps during the period.

Investors witnessed unprecedented appreciation in the technology-laden Nasdaq composite index during the period, while stocks of more traditional companies suffered from slowing growth rates and capital

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
LETTER TO THE SHAREHOLDERS March 31, 2000, continued

outflows before surging toward the end of the period. Correctly assuming that the Y2K computer bug would cause little disruption, investors bid up technology stocks in anticipation of strong corporate spending and consumer demand during 2000.


PERFORMANCE AND PORTFOLIO STRATEGY

For the 6-month period ended March 31, 2000, Morgan Stanley Dean Witter Fund of Funds Domestic Portfolio's Class A, B, C and D shares returned 14.04 percent,
13.65 percent, 13.61 percent and 14.17 percent, respectively. During the same period, the Standard & Poor's 500 Composite Stock Price Index2 returned 17.50 percent, while the Lehman Brothers Government/Corporate Bond Index3 returned
2.27 percent. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.


In keeping with its investment strategy, the Domestic Portfolio continues to diversify its portfolio across a fairly large cross-section of Morgan Stanley Dean Witter funds. During the second half of 1999, the Portfolio's assets were shifted away from a large position in equity-oriented funds toward the fixed-income funds. Once the threatened Y2K crisis had passed, the Portfolio's assets were reallocated across the majority of the equity funds.

In the months ahead, we anticipate maintaining the Portfolio's current asset mix, although the mix of funds held may change as conditions warrant. The Portfolio will attempt to maintain a cushion for its investors against short-term volatility in particular markets and sectors by careful diversification across investment styles, market caps and asset classes.


LOOKING AHEAD

We believe that U.S. economic growth is likely to moderate, with inflation remaining at acceptable levels. However, should our economy continue to display inordinately strong growth coupled with accelerating

------------
2 The Standard & Poor's Composite Stock Price Index (S&P 500) is a broad-based index the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

3 The Lehman Brothers Government/Corporate Bond Index tracks the performance of government and corporate obligations, including U.S. government agency and U.S. Treasury securities and corporate Yankee. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
LETTER TO THE SHAREHOLDERS March 31, 2000, continued

inflation, the Federal Reserve Board may need to take a more aggressive stance on monetary policy. The Goldilocks economy remains vibrant and healthy. For the financial markets as a whole, we expect continued volatility but overall improvement as the outlook for the global economy strengthens.

We appreciate your ongoing support of Morgan Stanley Dean Witter Fund of Funds and look forward to continuing to serve your investment objectives.

Very truly yours,


s/ Charles A. Fiumefreddo                     s/ Mitchell M. Merin
---------------------------                    ---------------------
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
Chairman of the Board                          President

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FUND PERFORMANCE March 31, 2000

                  AVERAGE ANNUAL TOTAL RETURNS - INTERNATIONAL
--------------------------------------------------------------------------------


                        Class A Shares*
----------------------------------------------------------------
Period Ended 3/31/00
----------------------------
1 Year                               34.44%(1)        27.38%(2)
Since Inception (11/25/97)           19.84%(1)        17.12%(2)


                        CLASS B SHARES**
----------------------------------------------------------------
Period Ended 3/31/00
----------------------------
1 Year                               33.64%(1)        28.64%(2)
Since Inception (11/25/97)           18.99%(1)        17.98%(2)


                        CLASS C SHARES+
----------------------------------------------------------------
Period Ended 3/31/00
----------------------------
1 Year                               33.64%(1)        32.64%(2)
Since Inception (11/25/97)           19.18%(1)        19.18%(2)


                        CLASS D SHARES ++
----------------------------------------------------------------
Period Ended 3/31/00
----------------------------
1 Year                               34.92%(1)
Since Inception (11/25/97)           20.12%(1)


                    AVERAGE ANNUAL TOTAL RETURNS - DOMESTIC
--------------------------------------------------------------------------------


                        Class A Shares*
----------------------------------------------------------------
Period Ended 3/31/00
----------------------------
1 Year                               19.42%(1)        13.15%(2)
Since Inception (11/25/97)           15.14%(1)        12.53%(2)


                        Class B Shares**
----------------------------------------------------------------
Period Ended 3/31/00
----------------------------
1 Year                               18.51%(1)        13.51%(2)
Since Inception (11/25/97)           14.32%(1)        13.25%(2)


                        CLASS C SHARES+
----------------------------------------------------------------
Period Ended 3/31/00
----------------------------
1 Year                               18.55%(1)        17.55%(2)
Since Inception (11/25/97)           14.53%(1)        14.53%(2)


                        Class D Shares++
----------------------------------------------------------------
Period Ended 3/31/00
----------------------------
1 Year                               19.66%(1)
Since Inception (11/25/97)           15.42%(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*     The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS - INTERNATIONAL
PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited)


  NUMBER OF
   SHARES                                                                               VALUE
------------                                                                       --------------
               COMMON STOCKS (87.4%)
 1,454,919     Morgan Stanley Dean Witter European Growth Fund Inc. ............   $33,404,944
    15,672     Morgan Stanley Dean Witter International SmallCap Fund ..........       200,760
   620,244     Morgan Stanley Dean Witter Japan Fund ...........................     6,897,117
   159,311     Morgan Stanley Dean Witter Latin American Growth Fund ...........     2,150,703
    22,861     Morgan Stanley Dean Witter Pacific Growth Fund Inc. .............       407,842
                                                                                   -----------
               TOTAL COMMON STOCKS
               (Identified Cost $41,739,606)....................................    43,061,366
                                                                                   -----------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (a) (10.5%)
              U.S. GOVERNMENT AGENCY
$ 5,200       Federal Home Loan Mortgage Corp. 6.05% due 04/03/00
              (Amortized Cost $5,198,252).......................................     5,198,252
                                                                                   -----------

       TOTAL INVESTMENTS
       (Identified Cost $46,937,858) (b).........................         97.9%     48,259,618

       OTHER ASSETS IN EXCESS OF LIABILITIES ....................          2.1       1,039,451
                                                                         -----      ----------
       NET ASSETS ...............................................        100.0%    $49,299,069
                                                                         =====     ===========


---------------------
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized appreciation is $1,321,760.


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER FUND OF FUNDS - DOMESTIC
PORTFOLIO OF INVESTMENTS March 31, 2000 (unaudited)


 NUMBER OF
  SHARES                                                                             VALUE
----------                                                                       -------------
             COMMON STOCKS (99.1%)
  78,429     Morgan Stanley Dean Witter Aggressive Equity Fund ...............   $1,276,041
  30,113     Morgan Stanley Dean Witter American Opportunities Fund ..........    1,337,604
  76,213     Morgan Stanley Dean Witter Capital Growth Securities ............    1,295,623
 113,816     Morgan Stanley Dean Witter Competitive Edge Fund -
              "Best Ideas" Portfolio .........................................    1,603,664
  45,388     Morgan Stanley Dean Witter Convertible Securities Trust .........      808,364
  12,058     Morgan Stanley Dean Witter Developing Growth Securities
              Trust ..........................................................      581,554
  88,641     Morgan Stanley Dean Witter Dividend Growth Securities Inc. ......    4,850,450
 106,117     Morgan Stanley Dean Witter Financial Services Trust .............    1,253,242
  83,879     Morgan Stanley Dean Witter Health Sciences Trust ................    1,381,479
 211,848     Morgan Stanley Dean Witter Income Builder Fund ..................    2,209,573
  15,830     Morgan Stanley Dean Witter Information Fund .....................      658,038
  44,298     Morgan Stanley Dean Witter Market Leader Trust ..................      936,026
 225,887     Morgan Stanley Dean Witter Natural Resource Development
              Securities Inc. ................................................    3,268,584
 101,426     Morgan Stanley Dean Witter Short-Term Bond Fund .................      937,175
 201,445     Morgan Stanley Dean Witter Special Value Fund ...................    2,280,357
  75,859     Morgan Stanley Dean Witter U.S. Government Securities Trust......      653,148
  77,754     Morgan Stanley Dean Witter Utilities Fund .......................    1,608,735
 510,947     Morgan Stanley Dean Witter Value Fund ...........................    4,943,667
                                                                                 ----------
             TOTAL COMMON STOCKS
             (Identified Cost $30,696,332)....................................   31,883,324
                                                                                 ----------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (0.7%)
              REPURCHASE AGREEMENT
$225          The Bank of New York 6.063% due 04/03/00 (dated 03/31/00;
               proceeds $225,546) (a) (Identified Cost $225,432).........       225,432
                                                                            -----------

              TOTAL INVESTMENTS
              (Identified Cost $30,921,764) (b)..........      99.8%         32,108,756

              OTHER ASSETS IN EXCESS OF LIABILITIES .....       0.2              58,119
                                                              -----         -----------
              NET ASSETS ................................     100.0%        $32,166,875
                                                              =====         ===========

---------------------
(a) Collateralized by $227,759 U.S. Treasury Note 5.875% due 11/30/01 valued at $229,941.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,296,070 and the aggregate gross unrealized depreciation is $109,078, resulting in net unrealized appreciation of $1,186,992.


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2000 (unaudited)



                                                                          INTERNATIONAL        DOMESTIC
                                                                         ---------------   ----------------
ASSETS:
Investments in securities, at value
  (identified cost $46,937,858 and $30,921,764, respectively).........     $48,259,618       $32,108,756
Cash .................................................................          82,956            73,802
Receivable for shares of beneficial interest sold ....................       1,007,003            19,471
Receivable from affiliate ............................................          17,550            25,935
Prepaid expenses and other assets ....................................          15,335             1,858
Deferred organizational expenses .....................................          13,260            13,260
                                                                           -----------       -----------
   TOTAL ASSETS ......................................................      49,395,722        32,243,082
                                                                           -----------       -----------
LIABILITIES:
Payable for:
  Plan of distribution fee ...........................................          25,902            26,509
  Shares of beneficial interest repurchased ..........................          25,806             9,225
Organizational expenses ..............................................          13,260            13,260
Accrued expenses and other payables ..................................          31,685            27,213
                                                                           -----------       -----------
   TOTAL LIABILITIES .................................................          96,653            76,207
                                                                           -----------       -----------
   NET ASSETS ........................................................     $49,299,069       $32,166,875
                                                                           ===========       ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital ......................................................     $46,786,608       $27,859,572
Net unrealized appreciation ..........................................       1,321,760         1,186,992
Accumulated undistributed net investment income (loss) ...............         (20,621)          142,000
Accumulated undistributed net realized gain ..........................       1,211,322         2,978,311
                                                                           -----------       -----------
   NET ASSETS ........................................................     $49,299,069       $32,166,875
                                                                           ===========       ===========
CLASS A SHARES:
Net Assets ...........................................................     $ 2,584,516       $ 1,255,632
Shares Outstanding (unlimited authorized, $.01 par value).............         183,276           106,988
   NET ASSET VALUE PER SHARE .........................................     $     14.10       $     11.74
                                                                           ===========       ===========
   MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of net asset value) ..................     $     14.88       $     12.39
                                                                           ===========       ===========
CLASS B SHARES:
Net Assets ...........................................................     $31,683,367       $29,165,649
Shares Outstanding (unlimited authorized, $.01 par value).............       2,283,036         2,493,785
   NET ASSET VALUE PER SHARE .........................................     $     13.88       $     11.70
                                                                           ===========       ===========
CLASS C SHARES:
Net Assets ...........................................................     $ 2,443,751       $ 1,728,087
Shares Outstanding (unlimited authorized, $.01 par value).............         175,673           147,624
   NET ASSET VALUE PER SHARE .........................................     $     13.91       $     11.71
                                                                           ===========       ===========
CLASS D SHARES:
Net Assets ...........................................................     $12,587,435       $    17,507
Shares Outstanding (unlimited authorized, $.01 par value).............         888,798             1,491
   NET ASSET VALUE PER SHARE .........................................     $     14.16       $     11.74
                                                                           ===========       ===========

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended March 31, 2000 (unaudited)



                                                       INTERNATIONAL       DOMESTIC
                                                      ---------------   --------------
NET INVESTMENT INCOME (LOSS):
INCOME
Interest ..........................................     $   49,088        $   68,951
Dividends .........................................          8,675           325,180
                                                        ----------        ----------
   TOTAL INCOME ...................................         57,763           394,131
                                                        ----------        ----------
EXPENSES
Plan of distribution fee (Class A shares) .........          1,954             1,441
Plan of distribution fee (Class B shares) .........         70,819           139,447
Plan of distribution fee (Class C shares) .........          5,610             7,405
Registration fees .................................         13,499                 -
Professional fees .................................         13,301            13,426
Transfer agent fees and expenses ..................          9,281            15,714
Shareholder reports and notices ...................          5,271            21,263
Custodian fees ....................................          2,909             4,549
Organizational expenses ...........................          2,504             2,504
Other .............................................          1,429             1,317
                                                        ----------        ----------
   TOTAL EXPENSES .................................        126,577           207,066
Less: amounts waived/reimbursed ...................        (48,194)          (58,774)
                                                        ----------        ----------
   NET EXPENSES ...................................         78,383           148,292
                                                        ----------        ----------
   NET INVESTMENT INCOME (LOSS) ...................        (20,620)          245,839
                                                        ----------        ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments ..................        172,010         2,719,406
Capital gain distributions received ...............      1,087,329           259,778
                                                        ----------        ----------
   NET REALIZED GAIN ..............................      1,259,339         2,979,184
Net change in unrealized appreciation .............        954,932           636,048
                                                        ----------        ----------
   NET GAIN .......................................      2,214,271         3,615,232
                                                        ----------        ----------
NET INCREASE ......................................     $2,193,651        $3,861,071
                                                        ==========        ==========


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                         INTERNATIONAL
                                                             -------------------------------------
                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              MARCH 31, 2000   SEPTEMBER 30, 1999
                                                             ---------------- --------------------
                                                                (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss) ...............................   $   (20,620)        $   18,007
Net realized gain ..........................................     1,259,339            996,778
Net change in unrealized appreciation/depreciation .........       954,932            730,380
                                                               -----------         ----------
  NET INCREASE .............................................     2,193,651          1,745,165
                                                               -----------         ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A shares ............................................        (3,349)                 -
 Class B shares ............................................        (6,946)                 -
 Class C shares ............................................        (1,794)                 -
 Class D shares ............................................        (5,919)                 -
Net realized gain
 Class A shares ............................................       (88,352)                 -
 Class B shares ............................................      (722,203)                 -
 Class C shares ............................................       (53,378)                 -
 Class D shares ............................................      (102,450)                 -
                                                               -----------         ----------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ........................      (984,391)                 -
                                                               -----------         ----------
Net increase (decrease) from transactions in shares of
 beneficial interest .......................................    39,394,625          2,996,421
                                                               -----------         ----------
  NET INCREASE .............................................    40,603,885          4,741,586
NET ASSETS:
Beginning of period ........................................     8,695,184          3,953,598
                                                               -----------         ----------
  END OF PERIOD ............................................   $49,299,069         $8,695,184
                                                               ===========         ==========
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................   $   (20,621)        $   18,007
                                                               ===========         ==========
                                                                           DOMESTIC
                                                             ------------------------------------
                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              MARCH 31, 2000   SEPTEMBER 30, 1999
                                                             ---------------- -------------------
                                                                (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss) ...............................   $    245,839      $    945,796
Net realized gain ..........................................      2,979,184         2,757,235
Net change in unrealized appreciation/depreciation .........        636,048         2,572,316
                                                               ------------      ------------
  NET INCREASE .............................................      3,861,071         6,275,347
                                                               ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class A shares ............................................        (28,024)          (47,405)
 Class B shares ............................................       (455,908)         (697,012)
 Class C shares ............................................        (30,653)          (45,091)
 Class D shares ............................................           (417)             (493)
Net realized gain
 Class A shares ............................................       (106,057)          (27,008)
 Class B shares ............................................     (2,514,502)         (499,329)
 Class C shares ............................................       (134,131)          (32,843)
 Class D shares ............................................         (1,443)             (259)
                                                               ------------      ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ........................     (3,271,135)       (1,349,440)
                                                               ------------      ------------
Net increase (decrease) from transactions in shares of
 beneficial interest .......................................      3,093,294        (3,853,481)
                                                               ------------      ------------
  NET INCREASE .............................................      3,683,230         1,072,426
NET ASSETS:
Beginning of period ........................................     28,483,645        27,411,219
                                                               ------------      ------------
  END OF PERIOD ............................................   $ 32,166,875      $ 28,483,645
                                                               ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................   $    142,000      $    411,163
                                                               ============      ============

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Fund of Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are either members of the Morgan Stanley Dean Witter Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

The Fund, which consists of two separate portfolios ("Portfolios"), International and Domestic, was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The investment objectives of each Portfolio are as follows:

PORTFOLIO                            INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
International     Seeks long-term capital appreciation by investing in a
                  selection of Underlying Funds which invest their assets
                  primarily in the international equity markets.
--------------------------------------------------------------------------------
Domestic          Seeks to maximize total investment return through capital
                  growth and income by investing in a selection of Underlying
                  Funds which invest their assets primarily in the U.S. equity and fixed-income markets.
--------------------------------------------------------------------------------


Each Portfolio offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited) continued

(2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL AND EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $50,000 ($25,000 per Portfolio) which will be reimbursed for the full amount thereof, exclusive of amounts waived of $23,480 ($11,740 per Portfolio). Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited) continued

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays no investment management fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the management or advisory or sub-advisory fees to the Investment Manager and/or Sub-Advisors or Advisor of the Underlying Funds.

The Investment Manager has agreed to assume all operating expenses (except for plan of distribution fees) until December 31, 2000. At March 31, 2000, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Portfolios.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised International and Domestic that such excess amounts totaled $1,807,752 and $2,684,946, respectively, at March 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2000, the distribution fee was accrued for International and Domestic Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, and 0.24% and 1.0%, respectively.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited) continued

The Distributor has informed International and Domestic that for the six months ended March 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's shares as follows: Class B shares - $12,107 and $50,207, respectively; and Class C shares - $157 and $670, respectively; and received $14,904 and $706, respectively, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2000 aggregated $52,321,561 and $14,701,411, respectively, for International and $89,610,499 and $81,572,684, respectively, for Domestic.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Funds transfer agent.


5. FEDERAL INCOME TAX STATUS

As of September 30, 1999, International had temporary book/tax differences attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST

Transaction in shares of beneficial interest were as follows:



                                                        INTERNATIONAL
                                 ------------------------------------------------------------
                                          FOR THE SIX                   FOR THE YEAR
                                          MONTHS ENDED                      ENDED
                                         MARCH 31, 2000              SEPTEMBER 30, 1999
                                 ------------------------------ -----------------------------
                                          (unaudited)
                                     SHARES         AMOUNT          SHARES         AMOUNT
                                 ------------- ---------------- ------------- ---------------
CLASS A
Sold ...........................  1,011,704    $13,851,280       550,112      $6,239,334
Reinvestment of dividends
 and distributions .............      6,664         91,630             -               -
Redeemed .......................   (919,422)   (12,636,433)     (531,386)     (6,100,329)
                                  ---------    -----------      --------      ----------
Net increase (decrease) -
 Class A .......................     98,946      1,306,477        18,726         139,005
                                  ---------    -----------      --------      ----------
CLASS B
Sold ...........................  2,408,500     33,115,114       500,948       5,944,141
Reinvestment of dividends
 and distributions .............     49,809        675,406             -               -
Redeemed .......................   (701,833)    (9,575,559)     (333,419)     (3,893,728)
                                  ---------    -----------      --------      ----------
Net increase (decrease) -
 Class B .......................  1,756,476     24,214,961       167,529       2,050,413
                                  ---------    -----------      --------      ----------
CLASS C
Sold ...........................    154,776      2,129,173        33,776         404,327
Reinvestment of dividends
 and distributions .............      3,771         51,282             -               -
Redeemed .......................    (17,888)      (245,995)      (10,432)       (120,636)
                                  ---------    -----------      --------      ----------
Net increase (decrease) -
 Class C .......................    140,659      1,934,460        23,344         283,691
                                  ---------    -----------      --------      ----------
CLASS D
Sold ...........................    850,384     12,017,014        44,401         542,528
Reinvestment of dividends
 and distributions .............      5,418         74,761             -               -
Redeemed .......................    (11,165)      (153,048)       (1,503)        (19,216)
                                  ---------    -----------      --------      ----------
Net increase - Class D .........    844,637     11,938,727        42,898         523,312
                                  ---------    -----------      --------      ----------
Net increase (decrease) in
 Fund ..........................  2,840,718    $39,394,625       252,497      $2,996,421
                                  =========    ===========       =======      ==========



                                                         DOMESTIC
                                 ---------------------------------------------------------
                                         FOR THE SIX                  FOR THE YEAR
                                         MONTHS ENDED                    ENDED
                                        MARCH 31, 2000             SEPTEMBER 30, 1999
                                 ---------------------------- ----------------------------
                                         (unaudited)
                                    SHARES         AMOUNT        SHARES         AMOUNT
                                 ------------ --------------- ------------ ---------------
CLASS A
Sold ...........................   15,406     $  180,356        14,034      $ 155,913
Reinvestment of dividends
 and distributions .............   10,569        120,168         6,260         67,433
Redeemed .......................  (14,083)      (163,616)      (64,979)      (708,891)
                                  -------     ----------       -------    -----------
Net increase (decrease) -
 Class A .......................   11,892        136,908       (44,685)      (485,545)
                                  -------     ----------       -------    ------------
CLASS B
Sold ...........................  449,918      5,237,382       398,969      4,424,123
Reinvestment of dividends
 and distributions .............  218,230      2,476,913        94,800      1,020,047
Redeemed ....................... (443,652)    (5,099,014)     (742,013)    (8,165,648)
                                 --------     ----------      --------    -----------
Net increase (decrease) -
 Class B .......................  224,496      2,615,281      (248,244)    (2,721,478)
                                 --------     ----------      --------    -----------
CLASS C
Sold ...........................   50,021        580,691        22,129        249,660
Reinvestment of dividends
 and distributions .............   13,457        152,870         6,918         74,495
Redeemed .......................  (34,310)      (394,317)      (86,673)      (971,366)
                                 --------     ----------      --------    -----------
Net increase (decrease) -
 Class C .......................   29,168        339,244       (57,626)      (647,211)
                                 --------     ----------      --------    -----------
CLASS D
Sold ...........................        -              -             -              -
Reinvestment of dividends
 and distributions .............      164          1,861            70            753
Redeemed .......................        -              -             -              -
                                 --------     ----------      --------    -----------
Net increase - Class D .........      164          1,861            70            753
                                 --------     ----------      --------    -----------
Net increase (decrease) in
 Fund ..........................  265,720     $3,093,294      (350,485)   ($3,853,481)
                                 ========     ==========      ========    ===========

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                   NET ASSET       NET                                                                       TOTAL
       YEAR          VALUE     INVESTMENT    NET REALIZED    TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
      ENDED        BEGINNING     INCOME     AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO             AND
   SEPTEMBER 30    OF PERIOD     (LOSS)       GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL#
CLASS A
1998*                $10.00       $0.05         $(0.88)        $(0.83)       $(0.09)              -         $(0.09)
1999                   9.08        0.10           3.56           3.66             -               -              -
2000**                12.74        0.04           2.35           2.39         (0.04)         $(0.99)         (1.03)

CLASS B
1998*                 10.00        0.03          (0.91)         (0.88)        (0.09)              -          (0.09)
1999                   9.03        0.02           3.51           3.53             -               -              -
2000**                12.56       (0.03)          2.35           2.32         (0.01)          (0.99)         (1.00)

CLASS C
1998*                 10.00        0.04          (0.92)         (0.88)        (0.09)              -          (0.09)
1999                   9.03        0.07           3.51           3.58             -               -              -
2000**                12.61       (0.03)          2.35           2.32         (0.03)          (0.99)         (1.02)

CLASS D
1998*                 10.00        0.14          (0.96)         (0.82)        (0.09)              -          (0.09)
1999                   9.09        0.23           3.46           3.69             -               -              -
2000**                12.78        0.03           2.40           2.43         (0.06)          (0.99)         (1.05)

-------------
 * For the period November 25, 1997 (commencement of operations) through September 30, 1998.
**     For the six months ended March 31, 2000 (unaudited).
 # The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Does not include any expenses incurred as a result of investment in the Underlying Funds.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                                                 RATIOS TO AVERAGE NET ASSETS       RATIOS TO AVERAGE NET ASSETS
                                                            (3)(4)                             (3)(4)
                                                (AFTER EXPENSES WERE ASSUMED)      (BEFORE EXPENSES WERE ASSUMED)
                                              ---------------------------------- ----------------------------------
  NET ASSET                       NET ASSETS                          NET                                NET
    VALUE                           END OF                        INVESTMENT                         INVESTMENT        PORTFOLIO
    END OF           TOTAL          PERIOD                          INCOME                             INCOME          TURNOVER
    PERIOD          RETURN+         (000'S)       EXPENSES          (LOSS)           EXPENSES          (LOSS)            RATE
-----------------------------------------------------------------------------------------------------------------------------------
      $ 9.08         (8.36)%(1)     $   596        0.25%(2)        1.01%(2)           6.16%(2)        (4.90)%(2)        135%(1)
       12.74         40.31            1,074        0.24            0.91               1.34            (0.19)            154
       14.10         18.93  (1)       2,585        0.22 (2)        0.35 (2)           0.70 (2)        (0.13) (2)         82 (1)

        9.03         (8.87) (1)       3,241        0.94 (2)        0.32 (2)           6.91 (2)        (5.65) (2)        135 (1)
       12.56         39.09            6,615        1.00            0.15               2.10            (0.95)            154
       13.88         18.64  (1)      31,683        1.00 (2)       (0.43)(2)           1.48 (2)        (0.91) (2)         82 (1)

        9.03         (8.87) (1)         105        0.92 (2)        0.34 (2)           6.91 (2)        (5.65) (2)        135 (1)
       12.61         39.65              442        0.77            0.38               1.87            (0.72)            154
       13.91         18.59  (1)       2,444        1.00 (2)       (0.43)(2)           1.48 (2)        (0.91) (2)         82 (1)

        9.09         (8.26) (1)          11           -            1.26 (2)           5.91 (2)        (4.65) (2)        135
       12.78         40.59              564           -            1.15               1.10             0.05             154
       14.16         19.19  (1)      12,587           -            0.57 (2)            .48 (2)         0.09  (2)         82 (1)

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL HIGHLIGHTS, continued



                NET ASSET                                                                                 TOTAL
     YEAR         VALUE         NET       NET REALIZED    TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
     ENDED      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO             AND
 SEPTEMBER 30   OF PERIOD     INCOME       GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
DOMESTIC#
CLASS A
1998*           $10.00       $0.21          $(0.44)        $(0.23)       $(0.05)             -          $(0.05)
1999              9.72        0.46            1.93           2.39         (0.36)         $(0.21)         (0.57)
2000**           11.54        0.14            1.44           1.58         (0.29)          (1.09)         (1.38)

CLASS B
1998*            10.00        0.14           (0.42)         (0.28)        (0.05)              -          (0.05)
1999              9.67        0.35            1.94           2.29         (0.29)          (0.21)         (0.50)
2000**           11.46        0.09            1.44           1.53         (0.20)          (1.09)         (1.29)

CLASS C
1998*            10.00        0.13           (0.41)         (0.28)        (0.05)              -          (0.05)
1999              9.67        0.40            1.94           2.34         (0.28)          (0.21)         (0.49)
2000**           11.52        0.09            1.44           1.53         (0.25)          (1.09)         (1.34)

CLASS D
1998*            10.00        0.22           (0.43)         (0.21)        (0.05)              -          (0.05)
1999              9.74        0.46            1.96           2.42         (0.39)          (0.21)         (0.60)
2000**           11.56        0.15            1.43           1.58         (0.31)          (1.09)         (1.40)

-------------
 * For the period November 25, 1997 (commencement of operations) through September 30, 1998.
**     For the six months ended March 31, 2000 (unaudited).
 # The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Does not include any expenses incurred as a result of investment in the Underlying Funds.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                                              RATIOS TO AVERAGE NET ASSETS    RATIOS TO AVERAGE NET ASSETS
                                                         (3)(4)                          (3)(4)
                                              (AFTER EXPENSES WERE ASSUMED)  (BEFORE EXPENSES WERE ASSUMED)
  NET ASSET                       NET ASSETS ------------------------------- -------------------------------
    VALUE                           END OF                         NET                             NET
    END OF          TOTAL          PERIOD                      INVESTMENT                      INVESTMENT
    PERIOD         RETURN+        (000'S)       EXPENSES         INCOME         EXPENSES         INCOME        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
  $ 9.72         (2.33)%(1)       $ 1,359         0.22%(2)        2.21%(2)        1.15%(2)        1.28%(2)        227%(1)
   11.54         25.00              1,097         0.23            3.92            0.67            3.48            295
   11.74         14.04  (1)         1,256         0.24 (2)        2.33 (2)        0.62 (2)        1.95 (2)        299 (1)
    9.67         (2.83) (1)        24,338         0.92 (2)        1.51 (2)        1.90 (2)        0.53 (2)        227 (1)
   11.46         23.96             26,007         1.00            3.15            1.44            2.71            295
   11.70         13.65  (1)        29,166         1.00 (2)        1.57 (2)        1.38 (2)        1.19 (2)        299 (1)
    9.67         (2.83) (1)         1,702         0.92 (2)        1.51 (2)        1.90 (2)        0.53 (2)        227 (1)
   11.52         24.55              1,364         0.54            3.61            0.98            3.17            295
   11.71         13.61  (1)         1,728         1.00 (2)        1.57 (2)        1.38 (2)        1.19 (2)        299 (1)
    9.74         (2.13) (1)            12            -            2.43 (2)        0.90 (2)        1.53 (2)        227 (1)
   11.56         25.28                 15            -            4.15            0.44            3.71            295
   11.74         14.17  (1)            18            -            2.57 (2)        0.38 (2)        2.19 (2)        299 (1)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken fromthe records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.



MORGAN STANLEY
DEAN WITTER
FUND OF FUNDS

[GRAPHIC OMMITTED]

SEMIANNUAL REPORT
March 31, 2000